Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy:

		Fair Value Measurements at Reporting Date Using
	Total Fair Value	Quote Prices in	Significant
	and Carrying	Active Market	Other	Significant
	Value	for Identical	Observable	Unobservable
	on Balance	Assets	Inputs	Inputs
	Sheets	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2011
Cash equivalents	30,000	30,000	—	—
Term deposits	784,023	784,023	—	—
As of December 31, 2012
Cash equivalents	577,169	577,169	—	—
Term deposits	235,000	235,000	—	—